SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands	14 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Disclosure of classes of share capital [abstract]
Repurchase of ordinary shares | shares	23,896
Amount of repurchase of ordinary shares | $	$ 169,800
Average price per share | $ / shares	$ 7.1